CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (220,968)	$ (185,080)	$ (5,196)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,739	4,686	1,267
Amortization	519	862	572
Provision for inventory	806	2,493	0
Provision for (Reversal of) doubtful accounts and notes	30,465	45,328	(2,043)
Impairment charges on intangible assets	1,235	0	0
Impairment charges on goodwill	65,223	0
Impairment charges on property, plant and equipment	12,640
Impairment charges on project assets	13,844	10,853	0
Impairment charges on finance lease receivable	32,028
Loss on investment in affiliates	10,618	2,493
Share-based compensation expense	1,929	38,193	356
Loss on extinguishment of convertible bonds			8,907
Change in fair value of derivative assets/liability	2,328	15,650	(972)
Loss on disposal of property, plant and equipment	684	71	1
Change in deferred taxes	(345)	188	(126)
Provision for losses on contracts	403	5,932	2,055
Non-cash interest expense	2,337	5,042	1,406
Operating income from solar system subject to financing obligation	(1,419)	(1,103)	(819)
Other non-cash expense	283	442	310
Changes in operating assets and liabilities
Accounts receivable	4,820	(86,369)	(1,272)
Other receivable, noncurrent	(6,988)	(550)
Notes receivable	660	(3,329)
Finance lease receivable	3,378	(13,379)
Finance lease receivable, noncurrent	(3,655)	(17,804)
Costs and estimated earnings in excess of billings on uncompleted contracts	1,800	41,316	(73,742)
Restricted cash related to operating activities	25,940	(34,608)	(337)
Project assets	12,998	21,657	(55,066)
Inventories	14,173	(7,996)	3,838
Prepaid expenses and other assets	(11,206)	(25,580)	(5,020)
Accounts payable	(3,624)	605	37,556
Accounts payable, related parties	(739)	(10,439)	(12,853)
Note payable	(31,651)	7,594	17,809
Advances from customers	(2,046)	1,773	17,690
Income taxes payable	(913)	312	2,942
Billings in excess of costs and estimated earnings on uncompleted contracts			(862)
Accrued liabilities and other liabilities	(7,320)	25,187	7,143
Other liabilities, related party	(6)	42
Net cash used in operating activities	(47,030)	(155,518)	(56,456)
Cash flows from investing activities:
Proceeds from repayment of interest bearing receivables	1,578	3,165
Proceeds from disposal of property, plant and equipment			1
Proceeds from sale and leaseback transaction	20,164
Proceeds from disposal of investment in affiliates	5,440
Investment in affiliates	(3,487)	(33,390)	(586)
Acquisitions of property, plant and equipment	(33,927)	(22,212)	(147)
Acquisitions of project assets	(631)	(22,740)	(1,295)
Prepayment for acquisitions of subsidiaries and project assets		(7,693)
Proceeds from uplift of bank deposit with maturity over three months upon maturity		14,175
Acquisitions of subsidiaries, net of cash acquired	(2,254)	(5,344)	(6,652)
Acquisition of short-term investments		(31,442)	(40,227)
Placement of bank deposit with maturity over three months		(5,323)	(8,852)
Proceeds from disposal of short-term investments		58,796	12,873
Net cash used in investing activities	(13,117)	(52,008)	(44,885)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	5,049	62,029	167,885
Proceeds from line of credit and loans payable	58,802	254,608	47,467
Proceeds from loans on solarbao platform	180,962	129,830
Decrease/(increase) in restricted cash	48,192	(48,032)	240
Proceeds from issuance of convertible bonds		20,000	46,000
Repayments of line of credit and loans payable	(139,957)	(196,184)	(4,250)
Principal payments on loans payable and capital lease obligations	(472)
Repayment of loans on solarbao platform	(170,395)	(89,115)
Net cash (used in) generated from financing activities	(17,819)	133,136	257,342
Effect of exchange rate changes on cash	20	(26)	(492)
(Decrease)/increase in cash and cash equivalents	(77,946)	(74,416)	155,509
Cash and cash equivalents at beginning of year	82,124	156,540	1,031
Cash and cash equivalents at end of year	4,178	82,124	156,540
Supplemental cash flow information:
Interest paid	5,798	2,753	191
Non-cash activities:
Debt forgiveness from related party (Note 29) and non-controlling interests		17,818
Netting off balance due to/from related party			3,905
Netting off balance due to/from third party		548
Contribution of other assets to investment in affiliate			790
Coupons issued to settle accounts payable (Note 2(l))	2,010	10,942
Common Stock issued in connection with convertible bond extinguishment			11,000
Derivative liability issued to acquire project assets			983
Exchange of notes receivable and other assets to acquire project assets			9,448
Exchange of investment in affiliate to acquire project assets			8,912
Sales and leaseback arrangements to settle accounts receivable (note 7)	$ 36,777	10,806
Common stock issued to acquire project assets
Non-cash activities:
Common stock issued-Non cash activity		5,500	3,300
Common stock issued to settle payable
Non-cash activities:
Common stock issued-Non cash activity		726
Exchange Of beaver run accounts receivable to acquire inventory and other assets
Non-cash activities:
Exchange of accounts receivable to acquire inventory and other assets			2,296
Exchange of apple orchard accounts receivable to acquire inventory
Non-cash activities:
Exchange of accounts receivable to acquire inventory and other assets			7,887
Exchange of seashore accounts receivable to acquire inventory
Non-cash activities:
Exchange of accounts receivable to acquire inventory and other assets			1,395
Common stock issued to acquire subsidiaries
Non-cash activities:
Common stock issued-Non cash activity		$ 23,845	$ 78,955